April 28, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:      Ameriprise Certificate Company (ACC)
         Ameriprise Installment Certificate
         File No. 2-76193

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement Amendment, and the text of the most recent Registration Statement Amendment has been filed electronically.

Sincerely,




/s/      Scott R. Plummer
-------------------------
         Scott R. Plummer
         Vice President and General Counsel
         Ameriprise Certificate Company